Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Multi-Manager Small Cap Equity Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Small Cap Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections within the financials and utilities sectors held up best over the trailing year. Selections within the capital markets and energy equipment & services industries was the most beneficial to relative returns.
Allocations
| Overall, sector allocation results contributed positively to relative return. The Fund’s overweight to the industrials sector and underweight to the health care sector both contributed over the period.
Individual holdings
| Positions in Construction Partners, Inc., a civil infrastructure company; ESCO Technologies Inc., a provider of highly engineered products and solutions to defense and aerospace industries; and UL Solutions Inc., a global safety, testing, and inspection company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection

I

Overall, selection results detracted from relative return, lagging most within the information technology, industrials, and health care sectors. Selection within the software industry was particularly poor.
Allocations
| The Fund’s underweights to the semiconductors & semiconductor equipment and technology hardware storage & peripherals industries were a drag on relative return.
Individual holdings
| Simulations Plus, Inc., a provider of modeling and simulation software supporting drug research, was the largest relative detractor over the period. Neogen Corp, a food safety company; and Azenta, Inc., a provider of life sciences services including genomics and cryogenic storage, were also among the Fund’s top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	1.64	8.90	8.19
Russell 2000 ® Index	8.17	10.13	8.88
Russell 3000 ® Index	15.84	14.11	13.98
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to July 2022 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to July 2022 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,500,954,082
Holdings Count | Holding	796
Advisory Fees Paid, Amount	$ 15,966,501
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,500,954,082
Total number of portfolio holdings	796
Management services fees (represents 0.81% of Fund average net assets)	$ 15,966,501
Portfolio turnover for the reporting period	109%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Casella Waste Systems, Inc., Class A	1.2%
Simpson Manufacturing Co., Inc.	1.0%
Descartes Systems Group, Inc. (The)	0.9%
SPX Technologies, Inc.	0.9%
ESCO Technologies, Inc.	0.9%
Construction Partners, Inc., Class A	0.9%
Merit Medical Systems, Inc.	0.8%
FirstService Corp.	0.8%
Blackline, Inc.	0.8%
RBC Bearings, Inc.	0.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Casella Waste Systems, Inc., Class A	1.2%
Simpson Manufacturing Co., Inc.	1.0%
Descartes Systems Group, Inc. (The)	0.9%
SPX Technologies, Inc.	0.9%
ESCO Technologies, Inc.	0.9%
Construction Partners, Inc., Class A	0.9%
Merit Medical Systems, Inc.	0.8%
FirstService Corp.	0.8%
Blackline, Inc.	0.8%
RBC Bearings, Inc.	0.8%